Angel Oak Mortgage Trust 2023-6 ABS-15G

Exhibit 99.27

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2023060385			XXX	Qualifying Housing Debt Income Ratio	XXX	XXX	XXX	Verified as per document
2023060385			XXX	Qualifying FICO	XXX	XXX	XXX	Updated as per credit report document
2023060384			XXX	Qualifying FICO	XXX	XXX	XXX	XXX score as shown on Credit Report